Income taxes - Schedule of Tax Losses Carried Forward for Which No Deferred Tax Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	€ 431,178	€ 453,685
Expiry within 1 year
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	15,265	9,936
Expiry 1-5 years
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	20,793	35,927
Expiry over 5 years
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	66,384	86,433
No expiration
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	€ 328,736	€ 321,389